Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Related party revenues	¥ 1,499,606	$ 230,485	¥ 1,138,457	¥ 1,117,985
One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	561,060	86,233	321,442	428,687
One Time Commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	558,543	85,846	320,546	428,475
One Time Commissions | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues				127
One Time Commissions | One-Time Commissions Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	2,517	387	896	85
Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	860,730	132,292	775,726	634,913
Recurring Service Fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	610,077	93,767	546,662	401,567
Recurring Service Fees | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues	1,079	166	7,441	44,792
Recurring Service Fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	49,425	7,596	42,404	47,850
Recurring Service Fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	200,149	30,763	164,489	116,226
Recurring Service Fees | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			5,449	7,825
Recurring Service Fees | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues			7,728	8,842
Recurring Service Fees | Recurring Services Fee Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues			1,553	7,811
Performance Based Income
Related Party Transaction [Line Items]
Related party revenues	54,502	8,377	39,501	53,825
Performance Based Income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	44,580	6,852	32,206	53,825
Performance Based Income | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues			6,915
Performance Based Income | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	9,922	1,525	380
Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	23,314	3,583	1,788	560
Other Service Fee | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	1		82	5
Other Service Fee | Other Services Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	¥ 23,313	$ 3,583	¥ 1,706	¥ 555